FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets					$ 258,402
Vehicle net book value						$ 875
Proceeds on disposal of fixed assets						30,000
Gain on disposal of fixed assets						29,125
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Additions to fixed assets	$ 22,101	$ 31,365	$ 129,331	$ 265,041		115,493
Assets transfers from inventory	11,661	19,961	115,428	47,440	52,471	12,868
Remaining additions to fixed assets	10,440	11,404	13,903	217,601
Depreciation expense	$ 50,393	$ 38,437	$ 144,921	$ 90,686	$ 132,937	$ 24,376